Reserves for Losses and Loss Adjustment Expenses - Reserves for Losses and Loss Adjustment Expenses (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Liabilities for losses and loss adjustment expenses, net of reinsurance	$ 1,315.9	$ 1,048.7
Reinsurance recoverable on reserves for losses and loss adjustment expenses	1,108.6	976.1	$ 795.2	$ 382.2
Unallocated loss adjustment expenses	24.4	20.4
Total gross reserves for losses and loss adjustment expenses	2,448.9	2,045.2	$ 1,386.5	$ 818.0
Specialty
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Liabilities for losses and loss adjustment expenses, net of reinsurance	887.5	582.8
Reinsurance recoverable on reserves for losses and loss adjustment expenses	469.0	278.5
Bespoke
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Liabilities for losses and loss adjustment expenses, net of reinsurance	184.0	90.8
Reinsurance recoverable on reserves for losses and loss adjustment expenses	106.5	65.3
Reinsurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Liabilities for losses and loss adjustment expenses, net of reinsurance	244.4	375.1
Reinsurance recoverable on reserves for losses and loss adjustment expenses	$ 533.1	$ 632.3